Stock Options (Tables)	3 Months Ended
Jun. 30, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Disclosure of incentive stock options granted under the plan [Table Text Block]
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2024	Granted	Exercised	or Expired	June 30, 2024
January 30, 2025	CDN	$2.59	238,212	-	-	(3,571)	234,641
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	14,999	-	-	(3,571)	11,428
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	63,700	-	-	(8,500)	55,200
December 10, 2026	CDN	$16.45	523,250	-	-	(23,750)	499,500
July 4, 2027	CDN	$4.25	15,000	-	-	-	15,000
November 2, 2027	US	$2.46	10,000	-	-	-	10,000
February 14, 2028	CDN	$3.80	632,500	-	-	(20,000)	612,500
March 27, 2029	CDN	$2.72	605,000	-	-	(10,000)	595,000
June 28, 2029	CDN	$1.40	-	20,000	-	-	20,000
Total outstanding			2,472,661	20,000	-	(69,392)	2,423,269
Total exercisable			1,711,798				1,711,798
Weighted Average
Exercise Price (CDN$)			$9.62	$-	$-	$9.91	$9.58
Weighted Average Remaining Life			3.2 years				3.0 years